ATA Creativity Global ("Parent Company") - Condensed Statements of Comprehensive Income (Loss) (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Condensed Financial Statements Captions [Line Items]
Cost of revenues	¥ 106,961,759	$ 15,065,249	¥ 104,315,856	¥ 97,413,915
Operating expenses	(156,183,978)	(21,998,053)	(159,108,097)	(171,207,051)
Foreign currency exchange losses, net	(4,876)	(687)	5,436	(213,046)
Loss before income taxes	(40,522,250)	(5,707,440)	(54,515,615)	(37,949,694)
Income tax expense	(6,811,709)	(959,409)	(5,921,384)	(1,539,577)
Net loss attributable to ATA Creativity Global	(33,660,245)	(4,740,947)	(47,892,909)	(33,649,593)
Comprehensive loss attributable to ATA Creativity Global	(33,661,667)	(4,741,147)	(47,336,147)	(33,784,718)
ATA Creativity Global
Condensed Financial Statements Captions [Line Items]
Cost of revenues	(74,827)	(10,539)	(88,930)	(90,029)
Operating expenses	(5,141,980)	(724,233)	(6,175,519)	(6,412,398)
Investment loss	(28,469,235)	(4,009,808)	(41,635,317)	(5,120,016)
Interest income	25,802	3,634	6,861	139
Foreign currency exchange losses, net	(5)	(1)	(4)	(45)
Loss before income taxes	(33,660,245)	(4,740,947)	(47,892,909)	(11,622,349)
Net loss attributable to ATA Creativity Global	(33,660,245)	(4,740,947)	(47,892,909)	(11,622,349)
Other comprehensive income (loss)	(1,422)	(200)	556,762	(135,125)
Comprehensive loss attributable to ATA Creativity Global	¥ (33,661,667)	$ (4,741,147)	¥ (47,336,147)	¥ (11,757,474)